MFS® Value Fund
MFS® Value Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses were adjusted to reflect the full impact of the distribution fee for Class 529B shares.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 7 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Value Fund	A		529A	B	529B	C	529C	I	R1	R2	R3	R4	R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		5.75%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	none	4.00%	4.00%	1.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Value Fund		A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R5
Management Fee		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	none	none
Other Expenses		0.13%	0.13%	0.13%	0.13%	0.23%	0.23%	0.23%	0.13%	0.13%	0.13%	0.13%	0.02%
Total Annual Fund Operating Expenses		0.90%	1.65%	1.65%	0.65%	1.00%	1.75%	1.75%	1.65%	1.15%	0.90%	0.65%	0.54%
Fee Reductions and/or Expense Reimbursements	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.08%)	(0.08%)	(0.08%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.87%	1.62%	1.62%	0.62%	0.92%	1.67%	1.67%	1.62%	1.12%	0.87%	0.62%	0.51%
[1]	Massachusetts Financial Services Company has agreed in writing to reduce its management fee to 0.45% of the fund's average daily net assets annually in excess of $20 billion to $25 billion, 0.42% of the fund's average daily net assets annually in excess of $25 billion to $30 billion, 0.40% of the fund's average daily net assets annually in excess of $30 billion to $35 billion, 0.38% of the fund's average daily net assets annually in excess of $35 billion to $40 billion, and 0.36% of the fund's average daily net assets annually in excess of $40 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2016. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2016, unless MFS Fund Distributors, Inc., elects to extend the waiver.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Value Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	659	843	1,042	1,617
B	565	817	1,094	1,752
C	265	517	894	1,952
I	63	205	359	808
529A	663	868	1,088	1,722
529B	570	843	1,141	1,858
529C	270	543	941	2,056
R1	165	517	894	1,952
R2	114	362	630	1,395
R3	89	284	496	1,105
R4	63	205	359	808
R5	52	170	299	674

Expense Example No Redemption - MFS® Value Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	165	517	894	1,752
C	165	517	894	1,952
529B	170	543	941	1,858
529C	170	543	941	2,056

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative models that systematically evaluate issuers may also be considered.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the nine-month period ended September 30, 2015, was (5.99)%. During the period(s) shown in the bar chart, the highest quarterly return was 16.46% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (19.26)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2014)
Average Annual Returns - MFS® Value Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	5.47%	12.94%	7.37%
C	C Shares Returns Before Taxes	8.46%	13.19%	7.20%
I	I Shares Returns Before Taxes	10.55%	14.33%	8.28%
529A	529A Shares Returns Before Taxes	3.91%	12.64%	7.20%
529B	529B Shares Returns Before Taxes	5.48%	12.90%	7.23%
529C	529C Shares Returns Before Taxes	8.42%	13.12%	7.06%
R1	R1 Shares Returns Before Taxes	9.45%	13.19%	7.16%
R2	R2 Shares Returns Before Taxes	10.01%	13.76%	7.68%
R3	R3 Shares Returns Before Taxes	10.29%	14.05%	7.97%
R4	R4 Shares Returns Before Taxes	10.57%	14.33%	8.25%
R5	R5 Shares Returns Before Taxes	10.68%	14.35%	8.24%
A	A Shares Returns Before Taxes	3.95%	12.70%	7.33%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	2.81%	12.09%	6.68%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	3.13%	10.15%	5.93%
Russell 1000 Value Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Russell 1000 Value Index	13.45%	15.42%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.